Provisions - Schedule of Provision for post-employment benefit (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Current service cost recognized in P&L	R$ 1,592,894	R$ 859,955
Effect of change in financial assumptions	(4,744)
Effect of plan experience	400
Provision for post-employment benefit
Disclosure of other provisions [line items]
Balance at the beginning of the year	9,953	0
Current service cost recognized in P&L	212	9,921
Cos of interest recognized in P&L	740	687
Effect of change in financial assumptions	(4,744)	(962)
Effect of plan experience	(400)	307
Balance at the ending of the year	R$ 5,761	R$ 9,953